Financial Risk Management - Schedule of Contractual Undiscounted Cash Outflows of Non-Derivative Financial Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Non-derivative financial liabilities
Account and other payables	$ 7,014,157	$ 11,508,989
Lease liabilities	212,689	40,245	$ 133,279
Total of non-derivative financial liabilities	7,226,846	11,549,234
Within1 Year [Member]
Non-derivative financial liabilities
Account and other payables	7,014,157	11,508,989
Lease liabilities	212,689	40,245
Total of non-derivative financial liabilities	7,226,846	11,549,234
Over 1 year [Member]
Non-derivative financial liabilities
Account and other payables
Lease liabilities
Total of non-derivative financial liabilities